Fees Summary	Apr. 07, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,217,000
Previously Paid Amount	0.00
Total Fee Amount	951.82
Total Offset Amount	0.00
Net Fee	951.82
Narrative - Max Aggregate Offering Price	$ 6,217,000
Final Prospectus	true